Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 10,613	$ 3,498
Long-term inventory	4,416	2,791
Spare parts included in noncurrent inventory	4,416	2,791
Obsolescence provision	$ 142	$ 158
Minimum [Member]
Long Term Inventory [Line Items]
Customer support, term	7 years
Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term	10 years